FAIR VALUE MEASUREMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
FAIR VALUE MEASUREMENTS (Details) [Line Items]
Number of secured bridge loans	2	2
Gains (Losses) from the financial investments	$ (462)	$ (265)	$ 336
Secured Bridge Loans Fund 1 [Member]
FAIR VALUE MEASUREMENTS (Details) [Line Items]
Investment redemption period	5 years
Fair value of investment	$ 1,957	1,679
Secured Bridge Loans Fund [Member]
FAIR VALUE MEASUREMENTS (Details) [Line Items]
Fair value of investment	$ 833	$ 1,329
Investment lock up period	5 years